UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23306

Collaborative Investment Series Trust

 (Exact name of registrant as specified in charter)

500 Damonte Ranch, Parkway

Building 700, Unit 700

Reno, NV 89521

 (Address of principal executive offices)    (Zip code)

Northwest Registered Agent Service, Inc.

8 The Green, Suite B

Dover, Delaware 19901

(Name and address of agent for service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio 43215

Registrant's telephone number, including area code: (646) 360-0204

Date of fiscal year end: September 30

Date of reporting period: July 1, 2021 through June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

GREENWICH IVY LONG-SHORT FUND (GIVYX )

Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Record Date	Proposal Type	Proposal Number	Proposal	Proposal Vote	With/Against Management

FedEx Corp.	FDX	31428X106	Annual Meeting	9/27/2021	8/2/2021	Management	1A	Election of Director: MARVIN R. ELLISON	For	With
						Management	1B	Election of Director: SUSAN PATRICIA GRIFFITH	For	With
						Management	1C	Election of Director: KIMBERLY A. JABAL	For	With
						Management	1D	Election of Director: SHIRLEY ANN JACKSON	For	With
						Management	1E	Election of Director: R. BRAD MARTIN	For	With
						Management	1F	Election of Director: JOSHUA COOPER RAMO	For	With
						Management	1G	Election of Director: SUSAN C. SCHWAB	For	With
						Management	1H	Election of Director: FREDERICK W. SMITH	For	With
						Management	1I	Election of Director: DAVID P. STEINER	For	With
						Management	1J	Election of Director: RAJESH SUBRAMANIAM	For	With
						Management	1K	Election of Director: PAUL S. WALSH	For	With
						Management	2	Advisory vote to approve named executive officer compensation.	For	With
						Management	3	Ratify the appointment of Ernst & Young LLP as FedEx's independent registered public accounting firm for fiscal year 2022.	For	With
						Stockholder	4	Stockholder proposal regarding independent board chairman.	Against	With
						Stockholder	5	Stockholder proposal regarding report on alignment between company values and electioneering contributions.	Against	With
						Stockholder	6	Stockholder proposal regarding lobbying activity and expenditure report.	Against	With
						Stockholder	7	Stockholder proposal regarding assessing inclusion in the workplace.	Against	With
						Stockholder	8	Stockholder proposal regarding shareholder ratification of termination pay.	Against	With

Farfetch Ltd.	FTCH	30744W107	Annual Meeting	11/17/2021	9/20/2021	Management	1

To resolve as an ordinary resolution that the authorised share capital of Farfetch Limited be increased: (a) FROM: US$20,000,000 divided into 500,000,000 shares with a nominal or par value of US$0.04 each. (b) TO: US$40,000,000 divided into 1,000,000,000 shares with a nominal or par value of US$0.04 each.

									For	With
						Management	2

To resolve as a special resolution that the existing Memorandum and Articles of Association of Farfetch Limited be replaced in their entirety with the new Amended and Restated Memorandum and Articles of Association in the form tabled at the meeting.

									For	With

Agnico Eagle Mines, Ltd.	AEM	008474108	Special Meeting	11/26/2021	10/13/2021	Management	1

To consider, and if deemed advisable, to pass, with or without variation, an ordinary resolution, the full text of which is set forth in Appendix A to the accompanying joint management information circular of Agnico Eagle Mines Limited (the "Company") and Kirkland Lake Gold Ltd.("Kirkland") dated October 29, 2021 (the "Circular"), approving the issuance by the Company of such number of common shares of the Company as may be required to be issued pursuant to or in connection with the plan of arrangement under section 182 of the Business Corporations Act (Ontario) involving, among others, Kirkland and the Company, in accordance with the terms of the merger agreement dated September 28, 2021 between the Company and Kirkland (as amended, supplemented or otherwise modified from time to time), as more particularly described in the Circular.

									For	With

Apollo Global Management, Inc.	APO	37612306	Special Meeting	12/17/2021	11/4/2021	Management	1

TO ADOPT THE AGREEMENT AND PLAN OF MERGER, BY AND AMONG APOLLO GLOBAL MANAGEMENT, INC., ATHENE HOLDING LTD., TANGO HOLDINGS, INC., BLUE MERGER SUB, LTD. AND GREEN MERGER SUB, INC. WHICH, AS IT MAY BE AMENDED FROM TIME TO TIME, IS REFERRED TO AS THE "MERGER AGREEMENT" AND WHICH PROPOSAL IS REFERRED TO AS THE "AGM MERGER AGREEMENT PROPOSAL".

									For	With
						Management	2

TO ADOPT AN AMENDED AND RESTATED CERTIFICATE OF INCORPORATION OF APOLLO GLOBAL MANAGEMENT, INC., WHICH IS REFERRED TO AS THE "AGM CHARTER AMENDMENT" AND WHICH PROPOSAL IS REFERRED TO AS THE "AGM CHARTER AMENDMENT PROPOSAL".

									For	With
						Management	3

TO APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE AGM MERGER AGREEMENT PROPOSAL OR THE AGM CHARTER AMENDMENT PROPOSAL OR TO ENSURE THAT ANY SUPPLEMENT OR AMENDMENT TO THE JOINT PROXY STATEMENT/PROSPECTUS ACCOMPANYING THIS NOTICE IS TIMELY PROVIDED TO STOCKHOLDERS OF APOLLO GLOBAL MANAGEMENT, INC.

									For	With

Baidu, Inc.	BIDU	056752108	Special Meeting	12/7/2021	11/5/2021	Management	1	As a special resolution: Resolution No. 1 set out in the Meeting Notice of the Extraordinary General Meeting (to approve the adoption of the Company's dual foreign name).	Abstain	None
						Management	2	As a special resolution: Resolution No. 2 set out in the Meeting Notice of the Annual Extraordinary General Meeting (to approve the adoption of the Amended M&AA).	Abstain	None
						Management	3	Resolution No. 3 set out in the Meeting Notice of the Extraordinary General Meeting (to approve the filings of adoption of the Company's dual foreign name and the Amended M&AA).	Abstain	None

Madison Square Garden Entertainment Corp.	MSGE	55826T102	Annual Meeting	12/10/2021	10/13/2021	Management	1

Vote Board of Directors:                                                      Election of Director: Martin Bandier
Election of Director: Joseph J. Lhota
Election of Director: Joel M. Litvin
Election of Director: Frederic V. Salerno
Election of Director: John L. Sykes

									For All	With
						Management	2	Ratification of the appointment of our independent registered public accounting firm.	For	With

Sea Ltd.	SE	81141R100	Annual Meeting	2/14/2022	1/14/2022	Management	1

AS A SPECIAL RESOLUTION, that the Eighth Amended and Restated Memorandum and Articles of Association of the Company currently in effect be amended and restated by their deletion in their entirety and the substitution in their place of the Ninth Amended and Restated Memorandum and Articles of Association annexed as Annex A of the Notice of the Annual General Meeting.

									For	With

Sea Ltd.	SE	81141R100	Annual Meeting	2/14/2022	1/14/2022	Management	1

AS A SPECIAL RESOLUTION, that the Eighth Amended and Restated Memorandum and Articles of Association of the Company currently in effect be amended and restated by their deletion in their entirety and the substitution in their place of the Ninth Amended and Restated Memorandum and Articles of Association annexed as Annex A of the Notice of the Annual General Meeting.

									For	With

Stellantis N.V.	STLA	N82405106	Annual Meeting	4/13/2022	2/22/2022	Management	2c	Remuneration Report 2021 (advisory voting).	For	With
						Management	2d	Adoption of the Annual Accounts 2021.	For	With
						Management	2e	Approval of 2021 dividend.	For	With
						Management	2f	Granting of discharge to the directors in respect of the performance of their duties during the financial year 2021.	For	With
						Management	3	Proposal to appoint Ernst & Young Accountants LLP as the Company's independent auditor.	For	With
						Management	4	Proposal to authorize the Board of Directors to acquire fully paid-up common shares in the Company's own share capital in accordance with article 9 of the Company's articles of association.	For	With

Boeing Co.	BA	097023105	Annual Meeting	4/29/2022	2/28/2022	Management	1A	Election of Director: Robert A. Bradway	For	With
						Management	1B	Election of Director: David L. Calhoun	For	With
						Management	1C	Election of Director: Lynne M. Doughtie	For	With
						Management	1D	Election of Director: Lynn J. Good	For	With
						Management	1E	Election of Director: Stayce D. Harris	For	With
						Management	1F	Election of Director: Akhil Johri	For	With
						Management	1G	Election of Director: David L. Joyce	For	With
						Management	1H	Election of Director: Lawrence W. Kellner	For	With
						Management	1I	Election of Director: Steven M. Mollenkopf	For	With
						Management	1J	Election of Director: John M. Richardson	For	With
						Management	1K	Election of Director: Ronald A. Williams	For	With
						Management	2	Approve, on an Advisory Basis, Named Executive Officer Compensation.	For	With
						Management	3	Approve The Boeing Company Global Stock Purchase Plan.	For	With
						Management	4	Ratify the Appointment of Deloitte & Touche LLP as Independent Auditor for 2022.	For	With
						Stockholder	5	Additional Report on Lobbying Activities.	Against	With
						Stockholder	6	Additional Report on Charitable Contributions.	Against	With
						Stockholder	7	Reduce Threshold to Call Special Meetings from 25% to 10%.	Against	With
						Stockholder	8	Report on Net Zero Indicator.	For	With

Boeing Co.	BA	097023105	Annual Meeting	4/29/2022	2/28/2022	Management	1A	Election of Director: Robert A. Bradway	For	With
						Management	1B	Election of Director: David L. Calhoun	For	With
						Management	1C	Election of Director: Lynne M. Doughtie	For	With
						Management	1D	Election of Director: Lynn J. Good	For	With
						Management	1E	Election of Director: Stayce D. Harris	For	With
						Management	1F	Election of Director: Akhil Johri	For	With
						Management	1G	Election of Director: David L. Joyce	For	With
						Management	1H	Election of Director: Lawrence W. Kellner	For	With
						Management	1I	Election of Director: Steven M. Mollenkopf	For	With
						Management	1J	Election of Director: John M. Richardson	For	With
						Management	1K	Election of Director: Ronald A. Williams	For	With
						Management	2	Approve, on an Advisory Basis, Named Executive Officer Compensation.	For	With
						Management	3	Approve The Boeing Company Global Stock Purchase Plan.	For	With
						Management	4	Ratify the Appointment of Deloitte & Touche LLP as Independent Auditor for 2022.	For	With
						Stockholder	5	Additional Report on Lobbying Activities.	Against	With
						Stockholder	6	Additional Report on Charitable Contributions.	Against	With
						Stockholder	7	Reduce Threshold to Call Special Meetings from 25% to 10%.	Against	With
						Stockholder	8	Report on Net Zero Indicator.	For	With

The Williams Co., Inc.	WMB	969457100	Annual Meeting	4/26/2022	2/25/2022	Management	1A	Election of director for a one-year term: Alan S.Armstrong	For	With
						Management	1B	Election of director for a one-year term: Stephen W. Bergstrom	For	With
						Management	1C	Election of director for a one-year term: Nancy K. Buese	For	With
						Management	1D	Election of director for a one-year term: Michael A. Creel	For	With
						Management	1E	Election of director for a one-year term: Stacey H. Doré	For	With
						Management	1F	Election of director for a one-year term: Richard E. Muncrief	For	With
						Management	1G	Election of director for a one-year term: Peter A. Ragauss	For	With
						Management	1H	Election of director for a one-year term: Rose M. Robeson	For	With
						Management	1I	Election of director for a one-year term: Scott D. Sheffield	For	With
						Management	1J	Election of director for a one-year term: Murray D. Smith	For	With
						Management	1K	Election of director for a one-year term: William H. Spence	For	With
						Management	1L	Election of director for a one-year term: Jesse J. Tyson	For	With
						Management	2	Ratify the selection of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022.	For	With
						Management	3	Approve, on an advisory basis, the compensation of our named executive officers.	For	With

AbbVie, Inc.	ABBV	00287Y109	Annual Meeting	5/6/2022	3/7/2022	Management	1	Vote Board of Directors: Election of Director: William H.L. Burnside; Election of Director: Thomas C. Freyman; Election of Director: Brett J. Hart; Election of Director: Edward J. Rapp	For	With
						Management	2	Ratification of Ernst & Young LLP as AbbVie's independent registered public accounting firm for 2022	For	With
						Management	3	Say on Pay - An advisory vote on the approval of executive compensation	For	With
						Management	4	Approval of a management proposal regarding amendment of the certificate of incorporation to eliminate supermajority voting	For	With
						Stockholder	5	to Adopt a Policy to Require Independent Chairman	Against	With
						Stockholder	6	to Seek Shareholder Approval of Certain Termination Pay Arrangements	Against	With
						Stockholder	7	Stockholder Proposal - to Issue a Report on Board Oversight of Competition Practices	Against	With
						Stockholder	8	to Issue an Annual Report on Political Spending	Against	With

AT&T, Inc.	T	00206R102	Annual Meeting	5/19/2022	3/21/2022	Management	1A	Election of Director: Samuel A. Di Piazza, Jr.	For	With
						Management	1B	Election of Director: Scott T. Ford	For	With
						Management	1C	Election of Director: Glenn H. Hutchins	For	With
						Management	1D	Election of Director: William E. Kennard	For	With
						Management	1E	Election of Director: Debra L. Lee	For	With
						Management	1F	Election of Director: Stephen J. Luczo	For	With
						Management	1G	Election of Director: Michael B. McCallister	For	With
						Management	1H	Election of Director: Beth E. Mooney	For	With
						Management	1I	Election of Director: Matthew K. Rose	For	With
						Management	1J	Election of Director: John T. Stankey	For	With
						Management	1K	Election of Director: Cynthia B. Taylor	For	With
						Management	1L	Election of Director: Luis A. Ubiñas	For	With
						Management	1M	Election of Director: Geoffrey Y. Yang	For	With
						Management	2	Ratification of the appointment of independent auditors	For	With
						Management	3	Advisory approval of executive compensation	For	With
						Stockholder	4	Improve executive compensation program	Against	With
						Stockholder	5	Independent board chairman	Against	With
						Stockholder	6	Political congruency report	Against	With
						Stockholder	7	Civil rights and non-discrimination audit	Against	With

ChampionX Corp.	CHX	15872M104	Annual Meeting	5/11/2022	3/14/2022	Management	1.1	Election of Director: Heidi S. Alderman	For	With
						Management	1.2	Election of Director: Mamatha Chamarthi	For	With
						Management	1.3	Election of Director: Gary P. Luquette	For	With
						Management	1.4	Election of Director: Stuart Porter	For	With
						Management	1.5	Election of Director: Daniel W. Rabun	For	With
						Management	1.6	Election of Director: Sivasankaran Somasundaram	For	With
						Management	1.7	Election of Director: Stephen M. Todd	For	With
						Management	1.8	Election of Director: Stephen K. Wagner	For	With
						Management	2	Ratification of the Appointment of PricewaterhouseCoopers LLP as Our Independent Registered Public Accounting Firm for 2022	For	With
						Management	3	Advisory Vote to Approve the Compensation of ChampionX's Named Executive Officers for 2021	For	With

Bristol-Myers Squibb Co.	BMY	110122108	Annual Meeting	5/3/2022	3/14/2022	Management	1A	Election of Director: Peter J. Arduini	For	With
						Management	1B	Election of Director: Giovanni Caforio, M.D.	For	With
						Management	1C	Election of Director: Julia A. Haller, M.D.	For	With
						Management	1D	Election of Director: Manuel Hidalgo Medina, M.D., Ph.D.	For	With
						Management	1E	Election of Director: Paula A. Price	For	With
						Management	1F	Election of Director: Derica W. Rice	For	With
						Management	1G	Election of Director: Theodore R. Samuels	For	With
						Management	1H	Election of Director: Gerald L. Storch	For	With
						Management	1I	Election of Director: Karen H. Vousden, Ph.D.	For	With
						Management	1J	Election of Director: Phyllis R. Yale	For	With
						Management	2	Advisory Vote to Approve the Compensation of our Named Executive Officers.	For	With
						Management	3	Ratification of the Appointment of an Independent Registered Public Accounting Firm.	For	With
						Stockholder	4	Shareholder Proposal to Lower the Ownership Threshold for Special Shareholder Meetings to 10%.	Against	With
						Stockholder	5	Shareholder Proposal on the Adoption of a Board Policy that the Chairperson of the Board be an Independent Director.	Against	With

Core Laboratories N.V.	CLB	N22717107	Annual Meeting	5/19/2022	4/21/2022	Management	1A	Election of Class II supervisory Director to serve until 2025 annual meeting: Katherine Murray	For	With
						Management	1B	Re-Election of Class II Supervisory Director to serve until 2025 annual meeting: Martha Carnes	For	With
						Management	1C	Re-election of Class II Supervisory Director to serve until 2025 annual meeting: Michael Straughen	For	With
						Management	2	To appoint KPMG, including its U.S. and Dutch affiliates (collectively, "KPMG"), as the Company's independent registered public accountants for the year ending December 31, 2022.	For	With
						Management	3

To confirm and adopt our Dutch Statutory Annual Accounts in the English language for the fiscal year ended December 31, 2021, following a discussion of our Dutch Report of the Management Board for that same period.

									For	With
						Management	4	To approve and resolve the cancellation of our repurchased shares held at 12:01 a.m. CEST on May 19, 202	For	With
						Management	5

To approve and resolve the extension of the existing authority to repurchase up to 10% of our issued share capital from time to time for an 18-month period, until November 19, 2023, and such repurchased shares may be used for any legal purpose.

									For	With
						Management	6

To approve and resolve the extension of the authority to issue shares and/or to grant rights (including options to purchase) with respect to our common and preference shares up to a maximum of 10% of outstanding shares per annum until November 19, 2023.

									For	With
						Management	7

To approve and resolve the extension of the authority to limit or exclude the preemptive rights of the holders of our common shares and/or preference shares up to a maximum of 10% of outstanding shares per annum until November 19, 2023

									For	With
						Management	8A

To approve, on an advisory basis, the compensation philosophy, policies and procedures described in the section entitled Compensation Discussion and Analysis ("CD&A"), and the compensation of Core Laboratories N.V.'s named executive officers as disclosed pursuant to the United States Securities and Exchange Commission's compensation disclosure rules, including the compensation tables.

									For	With
						Management	8B	To cast a favorable advisory vote on the remuneration report referred to in Section 2:135b of the Dutch Civil Code for the fiscal year ended December 31, 2021.	For	With

BigCommerce Holdings, Inc.	BIGC	08975P108	Annual Meeting	5/17/2022	3/18/2022	Management	1	Vote Board of Directors: Election of Director: Steven Murray; Election of Director: John T. McDonald	For All	With
						Management	2	Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2022.	For	With
						Management	3	Non-binding advisory vote on the frequency of future advisory votes on the compensation paid to our named executive officers.	1 Year	With

Uber Technologies, Inc.	UBER	90353T100	Annual Meeting	5/9/2022	3/14/2022	Management	1A	Election of Director: Ronald Sugar	For	With
						Management	1B	Election of Director: Revathi Advaithi	For	With
						Management	1C	Election of Director: Ursula Burns	For	With
						Management	1D	Election of Director: Robert Eckert	For	With
						Management	1E	Election of Director: Amanda Ginsberg	For	With
						Management	1F	Election of Director: Dara Khosrowshahi	For	With
						Management	1G	Election of Director: Wan Ling Martello	For	With
						Management	1H	Election of Director: Yasir Al-Rumayyan	For	With
						Management	1I	Election of Director: John Thain	For	With
						Management	1J	Election of Director: David Trujillo	For	With
						Management	1K	Election of Director: Alexander Wynaendts	For	With
						Management	2	Advisory vote to approve 2021 named executive officer compensation.	For	With
						Management	3	Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2022.	For	With
						Stockholder	4	Stockholder proposal to prepare an annual report on lobbying activities.	Against	With

Uber Technologies, Inc.	UBER	90353T100	Annual Meeting	5/9/2022	3/14/2022	Management	1A	Election of Director: Ronald Sugar	For	With
						Management	1B	Election of Director: Revathi Advaithi	For	With
						Management	1C	Election of Director: Ursula Burns	For	With
						Management	1D	Election of Director: Robert Eckert	For	With
						Management	1E	Election of Director: Amanda Ginsberg	For	With
						Management	1F	Election of Director: Dara Khosrowshahi	For	With
						Management	1G	Election of Director: Wan Ling Martello	For	With
						Management	1H	Election of Director: Yasir Al-Rumayyan	For	With
						Management	1I	Election of Director: John Thain	For	With
						Management	1J	Election of Director: David Trujillo	For	With
						Management	1K	Election of Director: Alexander Wynaendts	For	With
						Management	2	Advisory vote to approve 2021 named executive officer compensation.	For	With
						Management	3	Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2022.	For	With
						Stockholder	4	Stockholder proposal to prepare an annual report on lobbying activities.	Against	With

Merck & Co., Inc.	MRK	58933Y105	Annual Meeting	5/24/2022	3/25/2022	Management	1A	Election of Director: Douglas M. Baker, Jr.	For	With
						Management	1B	Election of Director: Mary Ellen Coe	For	With
						Management	1C	Election of Director: Pamela J. Craig	For	With
						Management	1D	Election of Director: Robert M. Davis	For	With
						Management	1E	Election of Director: Kenneth C. Frazier	For	With
						Management	1F	Election of Director: Thomas H. Glocer	For	With
						Management	1G	Election of Director: Risa J. Lavizzo-Mourey, M.D.	For	With
						Management	1H	Election of Director: Stephen L. Mayo, Ph.D.	For	With
						Management	1I	Election of Director: Paul B. Rothman, M.D.	For	With
						Management	1J	Election of Director: Patricia F. Russo	For	With
						Management	1K	Election of Director: Christine E. Seidman, M.D.	For	With
						Management	1L	Election of Director: Inge G. Thulin	For	With
						Management	1M	Election of Director: Kathy J. Warden	For	With
						Management	1N	Election of Director: Peter C. Wendell	For	With
						Management	2	Non-binding advisory vote to approve the compensation of our named executive officers.	For	With
						Management	3	Ratification of the appointment of the Company's independent registered public accounting firm for 2022.	For	With
						Stockholder	4	Shareholder proposal regarding an independent board chairman.	Against	With
						Stockholder	5	Shareholder proposal regarding access to COVID-19 products.	Against	With
						Stockholder	6	Shareholder proposal regarding lobbying expenditure disclosure.	Against	With

Altria Group, Inc.	MO	02209S103	Annual Meeting	5/19/2022	3/28/2022	Management	1A	Election of Director: Ian L.T. Clarke	For	With
						Management	1B	Election of Director: Marjorie M. Connelly	For	With
						Management	1C	Election of Director: R. Matt Davis	For	With
						Management	1D	Election of Director: William F. Gifford, Jr.	For	With
						Management	1E	Election of Director: Debra J. Kelly-Ennis	For	With
						Management	1F	Election of Director: W. Leo Kiely III	For	With
						Management	1G	Election of Director: Kathryn B. McQuade	For	With
						Management	1H	Election of Director: George Muñoz	For	With
						Management	1I	Election of Director: Nabil Y. Sakkab	For	With
						Management	1J	Election of Director: Virginia E. Shanks	For	With
						Management	1K	Election of Director: Ellen R. Strahlman	For	With
						Management	1L	Election of Director: M. Max Yzaguirre	For	With
						Management	2	Ratification of the Selection of Independent Registered Public Accounting Firm.	For	With
						Management	3	Non-Binding Advisory Vote to Approve the Compensation of Altria's Named Executive Officers.	For	With
						Stockholder	4	Shareholder Proposal - Commission a Civil Rights Equity Audit.	Against	With

Fidelity National Information Services, Inc.	FIS	31620M106	Annual Meeting	5/25/2022	4/1/2022	Management	1A	Election of Director: Ellen R. Alemany	For	With
						Management	1B	Election of Director: Vijay D'Silva	For	With
						Management	1C	Election of Director: Jeffrey A. Goldstein	For	With
						Management	1D	Election of Director: Lisa A. Hook	For	With
						Management	1E	Election of Director: Keith W. Hughes	For	With
						Management	1F	Election of Director: Kenneth T. Lamneck	For	With
						Management	1G	Election of Director: Gary L. Lauer	For	With
						Management	1H	Election of Director: Gary A. Norcross	For	With
						Management	1I	Election of Director: Louise M. Parent	For	With
						Management	1J	Election of Director: Brian T. Shea	For	With
						Management	1K	Election of Director: James B. Stallings, Jr.	For	With
						Management	1L	Election of Director: Jeffrey E. Stiefler	For	With
						Management	2	Advisory vote on Fidelity National Information Services, Inc. executive compensation.	For	With
						Management	3	To approve the Fidelity National Information Services, Inc. 2022 Omnibus Incentive Plan.	For	With
						Management	4	To approve the Fidelity National Information Services, Inc. Employee Stock Purchase Plan.	For	With
						Management	5	To ratify the appointment of KPMG LLP as our independent registered public accounting firm for 2022.	For	With

Fidelity National Information Services, Inc.	FIS	31620M106	Annual Meeting	5/25/2022	4/1/2022	Management	1A	Election of Director: Ellen R. Alemany	For	With
						Management	1B	Election of Director: Vijay D'Silva	For	With
						Management	1C	Election of Director: Jeffrey A. Goldstein	For	With
						Management	1D	Election of Director: Lisa A. Hook	For	With
						Management	1E	Election of Director: Keith W. Hughes	For	With
						Management	1F	Election of Director: Kenneth T. Lamneck	For	With
						Management	1G	Election of Director: Gary L. Lauer	For	With
						Management	1H	Election of Director: Gary A. Norcross	For	With
						Management	1I	Election of Director: Louise M. Parent	For	With
						Management	1J	Election of Director: Brian T. Shea	For	With
						Management	1K	Election of Director: James B. Stallings, Jr.	For	With
						Management	1L	Election of Director: Jeffrey E. Stiefler	For	With
						Management	2	Advisory vote on Fidelity National Information Services, Inc. executive compensation.	For	With
						Management	3	To approve the Fidelity National Information Services, Inc. 2022 Omnibus Incentive Plan.	For	With
						Management	4	To approve the Fidelity National Information Services, Inc. Employee Stock Purchase Plan.	For	With
						Management	5	To ratify the appointment of KPMG LLP as our independent registered public accounting firm for 2022.	For	With

Twitter, Inc.	TWTR	90184L102	Annual Meeting	5/25/2022	3/30/2022	Management	1A	Election of Director: Egon Durban	For	With
						Management	1B	Election of Director: Patrick Pichette	For	With
						Management	2	The approval, on an advisory basis, of the compensation of our named executive officers.	For	With
						Management	3	Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2022.	For	With
						Management	4	The approval of an amendment to our amended and restated certificate of incorporation to declassify our board of directors.	For	With
						Stockholder	5	A stockholder proposal regarding a report on risks of the use of concealment clauses, if properly presented at the Annual Meeting.	Against	With
						Stockholder	6	A stockholder proposal regarding a director candidate with human and/or civil rights expertise, if properly presented at the Annual Meeting.	Against	With
						Stockholder	7	A stockholder proposal regarding an audit analyzing the Company's impacts on civil rights and non-discrimination, if properly presented at the Annual Meeting.	Against	With
						Stockholder	8	A stockholder proposal regarding an electoral spending report, if properly presented at the Annual Meeting.	Against	With
						Stockholder	9	A stockholder proposal regarding a report on lobbying activities and expenditures, if properly presented at the Annual Meeting.	Against	With

Twitter, Inc.	TWTR	90184L102	Annual Meeting	5/25/2022	3/30/2022	Management	1A	Election of Director: Egon Durban	For	With
						Management	1B	Election of Director: Patrick Pichette	For	With
						Management	2	The approval, on an advisory basis, of the compensation of our named executive officers.	For	With
						Management	3	Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2022.	For	With
						Management	4	The approval of an amendment to our amended and restated certificate of incorporation to declassify our board of directors.	For	With
						Stockholder	5	A stockholder proposal regarding a report on risks of the use of concealment clauses, if properly presented at the Annual Meeting.	Against	With
						Stockholder	6	A stockholder proposal regarding a director candidate with human and/or civil rights expertise, if properly presented at the Annual Meeting.	Against	With
						Stockholder	7	A stockholder proposal regarding an audit analyzing the Company's impacts on civil rights and non-discrimination, if properly presented at the Annual Meeting.	Against	With
						Stockholder	8	A stockholder proposal regarding an electoral spending report, if properly presented at the Annual Meeting.	Against	With
						Stockholder	9	A stockholder proposal regarding a report on lobbying activities and expenditures, if properly presented at the Annual Meeting.	Against	With

Whitestone REIT	WSR	966084204	Annual Meeting	5/23/2022	2/28/2022	Management	1

Vote Board of Directors: Election of Director: David F. Taylor; Election of Director: Nandita V. Berry; Election of Director: Paul T. Lambert; Election of Director: Jeffrey A. Jones; Election of Director: David K. Holeman

									For All	With
						Management	2	To approve, in an advisory (non-binding) vote, the compensation of our named executive officers (as defined in the accompanying Proxy Statement) (proposal No. 2).	For	With
						Management	3	To ratify the appointment of Pannell Kerr Forster of Texas, P.C. as our independent registered public accounting firm for the fiscal year ending December 31, 2022 (proposal No. 3).	For	With
						Management	4	To approve an amendment to the Company's declaration of trust to allow shareholders to adopt, amend or repeal the Company's bylaws (proposal No. 4).	For	With

Travel + Leisure Co.	TNL	98310W108	Annual Meeting	5/18/2022	3/21/2022	Management	1

Vote Board of Directors: Election of Director: Louise F. Brady; Election of Director: Michael D. Brown; Election of Director: James E. Buckman; Election of Director: George Herrera; Election of Director: Stephen P. Holmes; Election of Director: Lucinda C. Martinez; Election of Director: Denny Marie Post; Election of Director: Ronald L. Rickles; Election of Director: Michael H. Wargotz

									For All	With
						Management	2	A non-binding, advisory resolution to approve our executive compensation program.	For	With
						Management	3	A proposal to ratify the appointment of Deloitte & Touche LLP to serve as our independent registered public accounting firm for fiscal year 2022.	For	With

LyondellBasell Industries N.V.	LYB	N53745100	Annual Meeting	5/27/2022	3/29/2022	Management	1A	Election of Director: Jacques Aigrain	For	With
						Management	1B	Election of Director: Lincoln Benet	For	With
						Management	1C	Election of Director: Jagjeet (Jeet) Bindra	For	With
						Management	1D	Election of Director: Robin Buchanan	For	With
						Management	1E	Election of Director: Anthony (Tony) Chase	For	With
						Management	1F	Election of Director: Nance Dicciani	For	With
						Management	1G	Election of Director: Robert (Bob) Dudley	For	With
						Management	1H	Election of Director: Claire Farley	For	With
						Management	1I	Election of Director: Michael Hanley	For	With
						Management	1J	Election of Director: Virginia Kamsky	For	With
						Management	1K	Election of Director: Albert Manifold	For	With
						Management	1L	Election of Director: Peter Vanacker	For	With
						Management	2	Discharge of Directors from Liability.	For	With
						Management	3	Adoption of 2021 Dutch Statutory Annual Accounts.	For	With
						Management	4	Appointment of PricewaterhouseCoopers Accountants N.V. as the Auditor of our 2022 Dutch Statutory Annual Accounts.	For	With
						Management	5	Ratification of PricewaterhouseCoopers LLP as our Independent Registered Public Accounting Firm.	For	With
						Management	6	Advisory Vote Approving Executive Compensation (Say-on-Pay).	For	With
						Management	7	Authorization to Conduct Share Repurchases.	For	With
						Management	8	Cancellation of Shares.	For	With

Pinterest, Inc.	PINS	72352L106	Annual Meeting	5/26/2022	3/30/2022	Management	1A	Election of Class IIl Director to hold office until the 2025 annual meeting: Leslie J. Kilgore	For	With
						Management	1B	Election of Class IIl Director to hold office until the 2025 annual meeting: Benjamin Silbermann	For	With
						Management	1C	Election of Class IIl Director to hold office until the 2025 annual meeting: Salaam Coleman Smith	For	With
						Management	2	Ratify the audit committee's selection of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year 2022	For	With
						Management	3	Approve, on an advisory non-binding basis, the compensation of our named executive officers	For	With

Pinterest, Inc.	PINS	72352L106	Annual Meeting	5/26/2022	3/30/2022	Management	1A	Election of Class IIl Director to hold office until the 2025 annual meeting: Leslie J. Kilgore	For	With
						Management	1B	Election of Class IIl Director to hold office until the 2025 annual meeting: Benjamin Silbermann	For	With
						Management	1C	Election of Class IIl Director to hold office until the 2025 annual meeting: Salaam Coleman Smith	For	With
						Management	2	Ratify the audit committee's selection of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year 2022	For	With
						Management	3	Approve, on an advisory non-binding basis, the compensation of our named executive officers	For	With

Store Capital Corp.	STOR	862121100	Annual Meeting	5/26/2022	4/4/2022	Management	1

Vote Board of Directors: Election of Director: Jawad Ahsan; Election of Director: Joseph M. Donovan; Election of Director: David M. Edwards; Election of Director: Mary B. Fedewa; Election of Director: Morton H. Fleischer; Election of Director: William F. Hipp; Election of Director: Tawn Kelley; Election of Director: Catherine D. Rice; Election of Director: Quentin P. Smith, Jr.

									For All	With
						Management	2	To approve, on an advisory basis, the compensation of the Company's named executive officers.	For	With
						Management	3	To ratify the selection of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022.	For	With
						Management	4	To indicate, on an advisory basis, the preferred frequency of future stockholder advisory votes approving the compensation of our named executive officers.	1 Year	With

TripAdvisor, Inc.	TRIP	896945201	Annual Meeting	6/14/2022	4/18/2022	Management	1

Vote Board of Directors: Election of Director: Gregory B. Maffei; Election of Director: Stephen Kaufer; Election of Director: Jay C. Hoag; Election of Director: Betsy L. Morgan; Election of Director: M. Greg O'Hara; Election of Director: Jeremy Philips; Election of Director: Albert E. Rosenthaler; Election of Director: Jane Sun; Election of Director: Trynka Shineman Blake; Election of Director: Robert S. Wiesenthal

									For All	With
						Management	2	To ratify the appointment of KPMG LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022.	For	With
						Management	3	To consider and act upon any other business that may properly come before the Annual Meeting and any adjournments or postponements thereof.	For	With

American Eagle Outfitters, Inc.	AEO	02553E106	Annual Meeting	6/8/2022	4/14/2022	Management	1.1	Election of Director: Deborah A. Henretta	For	With
						Management	1.2	Election of Director: Cary D. McMillan	For	With
						Management	2	Proposal Two. Ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending January 28, 2023.	For	With
						Management	3	Proposal Three. Hold an advisory vote on the compensation of our named executive officers.	For	With

Magnite, Inc.	MGNI	55955D100	Annual Meeting	6/7/2022	4/14/2022	Management	1A	Election of Director: Michael Barrett	For	With
						Management	1B	Election of Director: Rachel Lam	For	With
						Management	1C	Election of Director: Robert Spillane	For	With
						Management	2	To ratify the selection of Deloitte & Touche LLP as the company's independent registered public accounting firm for the current fiscal year.	For	With
						Management	3	To approve, on an advisory basis, of the compensation of the company's named executive officers.	For	With

Magnite, Inc.	MGNI	55955D100	Annual Meeting	6/7/2022	4/14/2022	Management	1A	Election of Director: Michael Barrett	For	With
						Management	1B	Election of Director: Rachel Lam	For	With
						Management	1C	Election of Director: Robert Spillane	For	With
						Management	2	To ratify the selection of Deloitte & Touche LLP as the company's independent registered public accounting firm for the current fiscal year.	For	With
						Management	3	To approve, on an advisory basis, of the compensation of the company's named executive officers.	For	With

Meta Platforms, Inc.	FB	30303M102	Annual Meeting	5/25/2022	4/1/2022	Management	1

Election of Directors: Election of Director: Peggy Alford; Election of Director: Marc L. Andreessen; Election of Director: Andrew W. Houston; Election of Director: Nancy Killefer; Election of Director: Robert M. Kimmitt; Election of Director: Sheryl K. Sandberg; Election of Director: Sheryl K. Sandberg; Election of Director: Tracey T. Travis; Election of Director: Tony Xu; Election of Director: Mark Zuckerberg

									For All	With
						Management	2	To ratify the appointment of Ernst & Young LLP as Meta Platforms, Inc.'s independent registered public accounting firm for the fiscal year ending December 31, 2022.	For	With
						Management	3	To approve, on a non-binding advisory basis, the compensation program for Meta Platforms, Inc.'s named executive officers as disclosed in Meta Platforms, Inc.'s proxy statement.	For	With
						Stockholder	4	A shareholder proposal regarding dual class capital structure.	Against	With
						Stockholder	5	A shareholder proposal regarding an independent chair.	Against	With
						Stockholder	6	A shareholder proposal regarding concealment clauses.	Against	With
						Stockholder	7	A shareholder proposal regarding report on external costs of misinformation.	Against	With
						Stockholder	8	A shareholder proposal regarding report on community standards enforcement.	Against	With
						Stockholder	9	A shareholder proposal regarding report and advisory vote on the metaverse.	Against	With
						Stockholder	10	A shareholder proposal regarding human rights impact assessment.	Against	With
						Stockholder	11	A shareholder proposal regarding child sexual exploitation online.	Against	With
						Stockholder	12	A shareholder proposal regarding civil rights and non-discrimination audit.	Against	With
						Stockholder	13	A shareholder proposal regarding report on lobbying.	Against	With
						Stockholder	14	A shareholder proposal regarding assessment of audit & risk oversight committee.	Against	With
						Stockholder	15	A shareholder proposal regarding report on charitable donations.	Against	With

LyondellBasell Industries N.V.	LYB	N53745100	Annual Meeting	5/27/2022	4/29/2022	Management	1A	Election of Director: Jacques Aigrain	For	With
						Management	1B	Election of Director: Lincoln Benet	For	With
						Management	1C	Election of Director: Jagjeet (Jeet) Bindra	For	With
						Management	1D	Election of Director: Robin Buchanan	For	With
						Management	1E	Election of Director: Anthony (Tony) Chase	For	With
						Management	1F	Election of Director: Nance Dicciani	For	With
						Management	1G	Election of Director: Robert (Bob) Dudley	For	With
						Management	1H	Election of Director: Claire Farley	For	With
						Management	1I	Election of Director: Michael Hanley	For	With
						Management	1J	Election of Director: Virginia Kamsky	For	With
						Management	1K	Election of Director: Albert Manifold	For	With
						Management	1L	Election of Director: Peter Vanacker	For	With
						Management	2	Discharge of Directors from Liability.	For	With
						Management	3	Adoption of 2021 Dutch Statutory Annual Accounts.	For	With
						Management	4	Appointment of PricewaterhouseCoopers Accountants N.V. as the Auditor of our 2022 Dutch Statutory Annual Accounts.	For	With
						Management	5	Ratification of PricewaterhouseCoopers LLP as our Independent Registered Public Accounting Firm.	For	With
						Management	6	Advisory Vote Approving Executive Compensation (Say-on-Pay).	For	With
						Management	7	Authorization to Conduct Share Repurchases.	For	With
						Management	8	Cancellation of Shares.	For	With

Blackstone Mortgage Trust, Inc.	BXMT	09257W100	Annual Meeting	6/16/2022	4/14/2022	Management	1

Vote Board of Directors: Election of Director: Michael B. Nash; Election of Director: Katharine A. Keenan; Election of Director: Leonard W. Cotton; Election of Director: Thomas E. Dobrowski; Election of Director: Martin L. Edelman; Election of Director: Nnenna Lynch; Election of Director: Henry N. Nassau; Election of Director: Jonathan L. Pollack; Election of Director: Lynne B. Sagalyn

									For All	With
						Management	2	Ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022.	For	With
						Management	3	Advisory Vote on Executive Compensation: To approve in a non- binding, advisory vote, the compensation paid to our named executive officers.	For	With
						Management	4	Approve the Blackstone Mortgage Trust, Inc. Stock Incentive Plan.	For	With
						Management	5	Approve the Blackstone Mortgage Trust, Inc. Manager Incentive Plan.	For	With

Liberty Global Plc.	LBTYA	G5480U104	Annual Meeting	6/15/2022	4/28/2022	Management	1	Elect Andrew J. Cole as a director of Liberty Global for a term expiring at the annual general meeting to be held in 2025 or until a successor in interest is appointed.	For	With
						Management	2	Elect Marisa D. Drew as a director of Liberty Global for a term expiring at the annual general meeting to be held in 2025 or until a successor in interest is appointed.	For	With
						Management	3	Elect Richard R. Green as a director of Liberty Global for a term expiring at the annual general meeting to be held in 2025 or until a successor in interest is appointed.	For	With
						Management	4	Elect Daniel E. Sanchez as a director of Liberty Global for a term expiring at the annual general meeting to be held in 2025 or until a successor in interest is appointed.	For	With
						Management	5

Approve, on an advisory basis, the annual report on the implementation of the directors' compensation policy for the year ended December 31, 2021, contained in Appendix A of the proxy statement (in accordance with requirements applicable to U.K. companies).

									For	With
						Management	6	Ratify the appointment of KPMG LLP (U.S.) as Liberty Global's independent auditor for the year ending December 31, 2022.	For	With
						Management	7

Appoint KPMG LLP (U.K.) as Liberty Global's U.K. statutory auditor under the U.K. Companies Act 2006 (the Companies Act) (to hold office until the conclusion of the next annual general meeting at which accounts are laid before Liberty Global).

									For	With
						Management	8	Authorize the audit committee of Liberty Global's board of directors to determine the U.K. statutory auditor's compensation.	For	With
						Management	9

Authorize Liberty Global's board of directors in accordance with Section 570 of the Companies Act to allot equity securities (as defined in Section 560 of the Companies Act) for cash pursuant to the authority conferred under section 551 of the Companies Act by resolution 10 passed at the Annual General Meeting of Liberty Global held on June 11, 2019, without the rights of preemption provided by Section 561 of the Companies Act.

									For	With
						Management	10

Authorize Liberty Global and its subsidiaries to make political donations to political parties, independent election candidates and/or political organizations other than political parties and/or incur political expenditures of up to $1,000,000 under the Companies Act.

									For	With
						Management	11

Approve the form agreements and counterparties pursuant to which Liberty Global may conduct the purchase of its ordinary shares in the capital of Liberty Global and authorize all or any of Liberty Global's directors and senior officers to enter into, complete and make purchases of ordinary shares in the capital of Liberty Global pursuant to the form of agreements and with any of the approved counterparties, which approvals will expire on the fifth anniversary of the 2022 AGM.

									For	With

Liberty Global Plc.	LBTYA	G5480U104	Annual Meeting	6/15/2022	4/28/2022	Management	1	Elect Andrew J. Cole as a director of Liberty Global for a term expiring at the annual general meeting to be held in 2025 or until a successor in interest is appointed.	For	With
						Management	2	Elect Marisa D. Drew as a director of Liberty Global for a term expiring at the annual general meeting to be held in 2025 or until a successor in interest is appointed.	For	With
						Management	3	Elect Richard R. Green as a director of Liberty Global for a term expiring at the annual general meeting to be held in 2025 or until a successor in interest is appointed.	For	With
						Management	4	Elect Daniel E. Sanchez as a director of Liberty Global for a term expiring at the annual general meeting to be held in 2025 or until a successor in interest is appointed.	For	With
						Management	5

Approve, on an advisory basis, the annual report on the implementation of the directors' compensation policy for the year ended December 31, 2021, contained in Appendix A of the proxy statement (in accordance with requirements applicable to U.K. companies).

									For	With
						Management	6	Ratify the appointment of KPMG LLP (U.S.) as Liberty Global's independent auditor for the year ending December 31, 2022.	For	With
						Management	7

Appoint KPMG LLP (U.K.) as Liberty Global's U.K. statutory auditor under the U.K. Companies Act 2006 (the Companies Act) (to hold office until the conclusion of the next annual general meeting at which accounts are laid before Liberty Global).

									For	With
						Management	8	Authorize the audit committee of Liberty Global's board of directors to determine the U.K. statutory auditor's compensation.	For	With
						Management	9

Authorize Liberty Global's board of directors in accordance with Section 570 of the Companies Act to allot equity securities (as defined in Section 560 of the Companies Act) for cash pursuant to the authority conferred under section 551 of the Companies Act by resolution 10 passed at the Annual General Meeting of Liberty Global held on June 11, 2019, without the rights of preemption provided by Section 561 of the Companies Act.

									For	With
						Management	10

Authorize Liberty Global and its subsidiaries to make political donations to political parties, independent election candidates and/or political organizations other than political parties and/or incur political expenditures of up to $1,000,000 under the Companies Act.

									For	With
						Management	11

Approve the form agreements and counterparties pursuant to which Liberty Global may conduct the purchase of its ordinary shares in the capital of Liberty Global and authorize all or any of Liberty Global's directors and senior officers to enter into, complete and make purchases of ordinary shares in the capital of Liberty Global pursuant to the form of agreements and with any of the approved counterparties, which approvals will expire on the fifth anniversary of the 2022 AGM.

									For	With

NXP Semiconductors N.V.	NXPI	N6596X109	Annual Meeting	6/1/2022	5/4/2022	Management	1	Adoption of the 2021 Statutory Annual Accounts	For	With
						Management	2	Discharge of the members of the Board for their responsibilities in the financial year ended December 31, 2021	For	With
						Management	3A	Re-appoint Kurt Sievers as executive director	For	With
						Management	3B	Re-appoint Sir Peter Bonfield as non-executive director	For	With
						Management	3C	Re-appoint Annette Clayton as non-executive director	For	With
						Management	3D	Re-appoint Anthony Foxx as non-executive director	For	With
						Management	3E	Appoint Chunyuan Gu as non-executive director	For	With
						Management	3F	Re-appoint Lena Olving as non-executive director	For	With
						Management	3G	Re-appoint Julie Southern as non-executive director	For	With
						Management	3H	Re-appoint Jasmin Staiblin as non-executive director	For	With
						Management	3I	Re-appoint Gregory Summe as non-executive director	For	With
						Management	3J	Re-appoint Karl-Henrik Sundström as non-executive director	For	With
						Management	4	Authorization of the Board to issue ordinary shares of the Company and grant rights to acquire ordinary shares	For	With
						Management	5	Authorization of the Board to restrict or exclude pre-emption rights accruing in connection with an issue of shares or grant of rights	For	With
						Management	6	Authorization of the Board to repurchase ordinary shares	For	With
						Management	7	Authorization of the Board to cancel ordinary shares held or to be acquired by the Company	For	With
						Management	8	Non-binding, advisory approval of the Named Executive Officers' compensation	For	With

Vector Group Ltd.	VGR	92240M108	Annual Meeting	6/28/2022	5/2/2022	Management	1A	Election of Director: BENNETT S. LEBOW	For	With
						Management	1B	Election of Director: HOWARD M. LORBER	For	With
						Management	1C	Election of Director: RICHARD J. LAMPEN	For	With
						Management	1D	Election of Director: STANLEY S. ARKIN	For	With
						Management	1E	Election of Director: HENRY C. BEINSTEIN	For	With
						Management	1F	Election of Director: RONALD J. BERNSTEIN	For	With
						Management	1G	Election of Director: PAUL V. CARLUCCI	For	With
						Management	1H	Election of Director: JEAN E. SHARPE	For	With
						Management	1I	Election of Director: BARRY WATKINS	For	With
						Management	1J	Election of Director: WILSON L. WHITE	For	With
						Management	2	Advisory approval of executive compensation (say on pay).	For	With
						Management	3	Approval of ratification of Deloitte & Touche LLP as independent registered public accounting firm for the year ending December 31, 2022.	For	With
						Stockholder	4	Advisory approval of a stockholder proposal requesting the Company to amend its governing documents to require the Chairman of the Board of Directors to be an independent director.	Against	With

E2open Parent Holdings, Inc.	ETWO	29788T103	Annual Meeting	7/8/2022	5/9/2022	Management	1.1	Election of Class I Director to serve until the 2025 Annual Meeting: Keith W. Abell	For	With
						Management	1.2	Election of Class I Director to serve until the 2025 Annual Meeting: Stephen C. Daffron	For	With
						Management	1.3	Election of Class I Director to serve until the 2025 Annual Meeting: Eva F. Harris	For	With
						Management	2	To hold an advisory vote to approve the compensation of our named executive officers.	For	With
						Management	3	To hold an advisory vote on the preferred frequency of future stockholder advisory votes on the compensation of the E2open's named executive officers.	1 Year	With
						Management	4	To ratify the selection of Ernst & Young LLP as our independent registered public accounting firm for fiscal year 2023.	For	With

Kyndryl Holdings, Inc.	KD	50155Q100	Annual Meeting	7/28/2022	5/31/2022	Management	1a	Election of Class I Director for a three-year term: Janina Kugel	For	With
						Management	1b	Election of Class I Director for a three-year term: Denis Machuel	For	With
						Management	1c	Election of Class I Director for a three-year term: Rahul N. Merchant	For	With
						Management	2	Approval, in a non-binding vote, of the compensation of the Company's named executive officers.	For	With
						Management	3	Approval, in a non-binding vote, of the frequency of future advisory votes on executive compensation.	1 Year	With
						Management	4	Approval of the amendment and restatement of the Kyndryl 2021 Long-Term Performance Plan.	For	With
						Management	5	Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending March 31, 2023.	For	With

Kyndryl Holdings, Inc.	KD	50155Q100	Annual Meeting	7/28/2022	5/31/2022	Management	1a	Election of Class I Director for a three-year term: Janina Kugel	For	With
						Management	1b	Election of Class I Director for a three-year term: Denis Machuel	For	With
						Management	1c	Election of Class I Director for a three-year term: Rahul N. Merchant	For	With
						Management	2	Approval, in a non-binding vote, of the compensation of the Company's named executive officers.	For	With
						Management	3	Approval, in a non-binding vote, of the frequency of future advisory votes on executive compensation.	1 Year	With
						Management	4	Approval of the amendment and restatement of the Kyndryl 2021 Long-Term Performance Plan.	For	With
						Management	5	Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending March 31, 2023.	For	With

Skyline Champion Corp.	SKY	830830105	Annual Meeting	7/26/2022	6/3/2022	Management	1.1	Election of Director to serve until the next annual meeting: Keith Anderson	For	With
						Management	1.2	Election of Director to serve until the next annual meeting: Michael Berman	For	With
						Management	1.3	Election of Director to serve until the next annual meeting: Timothy Bernlohr	For	With
						Management	1.4	Election of Director to serve until the next annual meeting: Eddie Capel	For	With
						Management	1.5	Election of Director to serve until the next annual meeting: Michael Kaufman	For	With
						Management	1.6	Election of Director to serve until the next annual meeting: Erin Mulligan Nelson	For	With
						Management	1.7	Election of Director to serve until the next annual meeting: Nikul Patel	For	With
						Management	1.8	Election of Director to serve until the next annual meeting: Gary E. Robinette	For	With
						Management	1.9	Election of Director to serve until the next annual meeting: Mark Yost	For	With
						Management	2	To ratify the appointment of Ernst & Young LLP as Skyline Champion's independent registered public accounting firm.	For	With
						Management	3	To consider a non-binding advisory vote on fiscal 2022 compensation paid to Skyline Champion's named executive officers.	For	With

Cavco Industries, Inc.	CVCO	149568107	Annual Meeting	8/2/2022	6/3/2022	Management	1A	Election of Director: David A. Greenblatt	For	With
						Management	1B	Election of Director: Richard A. Kerley	For	With
						Management	1C	Election of Director: Julia W. Sze	For	With
						Management	2	Proposal to approve the advisory (non-binding) resolution relating to executive compensation.	For	With
						Management	3	Ratification of the appointment of RSM US LLP as the independent registered public accounting firm for fiscal 2023.	For	With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/ Gregory Skidmore

* Gregory Skidmore

Trustee and President/Chief Executive Officer of the Trust

Date: July 13, 2022

By /s/ Adam Snitkoff

* Adam Snitkoff

Treasurer /Chief Financial/Principal Accounting Officer of the Trust

Date: July 13, 2022

*Print the name and title of each signing officer under his or her signature.